Note 16 - Income Taxes - Benefit for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Foreign					$ 0	$ (1,367)
Total deferred expense (benefit)					0	(1,367)
Income tax benefit, net	$ (240)	$ (0)	$ 71	$ (0)	$ (0)	$ (1,367)